UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/19

FORM N-CSR

Item 1.           Reports to Stockholders.

General Money Market Fund, Inc.

SEMIANNUAL REPORT

May 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

General Money Market Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for, General Money Market Fund, Inc., covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases; and this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied, and bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.

June 17, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, General Money Market Fund, Inc.’s Class A shares produced an annualized yield of 1.83%, Class B shares yielded 1.60%, and Dreyfus Class shares yielded 2.06%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced annualized effective yields of 1.85%, 1.62%, and 2.08%, respectively.1

Yields of money market instruments climbed over the reporting period, in response to sustained economic growth and one increase in short-term interest rates from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund’s investments are concentrated in the banking industry, because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

The fund is a money market fund subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

Fed Puts Rate Hikes on Pause, Economic Growth Remains Steady

The reporting period began amid investor concerns about wavering economic growth and the possibility that the Fed would be too aggressive in raising short-term interest rates. A shift in the Fed’s stance early in the reporting period, however, eased investor worries and provided a boost to capital markets.

The Fed last raised short-term interest rates in December 2018, prior to shifting to its more accommodative stance. That rate hike brought the federal funds target range to 2.25%-2.50%. Unemployment ticked up to 3.9% in December 2018, while job creation remained strong, with new positions numbering 227,000. Gross domestic product (GDP) data released during the month showed that third-quarter economic growth amounted to 3.4%.

In January 2019, the unemployment rate rose to 4.0%, and the economy generated 312,000 new jobs, while the core personal consumption expenditures (PCE) index fell to 1.8% from

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

2.0% in December 2018. In addition, the Fed indicated that it would pause its interest-rate-hike plans, making future hikes more data-dependent.

In February 2019, unemployment fell to 3.8%, and job creation fell to just 56,000. The unemployment rate remained unchanged in March 2019, while new jobs rebounded to 153,000, and the PCE index fell further to 1.5%. April 2019 experienced a further drop in unemployment to 3.6%, while job creation improved to 216,000. The second estimate for first-quarter 2019 GDP showed that the economy grew at a rate of 3.1%. In May 2019, the unemployment rate held steady at 3.6%, but job creation slumped to just an estimated 72,000.

Fed Backs Off Hawkish Stance

The Fed shifted it policy stance during the reporting period, implementing one rate hike in December 2018 to bring the overnight federal funds rate to between 2.25% and 2.50%. But Fed officials also indicated that further increases would be “data-dependent.” Although the Fed also continued to tighten monetary conditions by further reducing its balance sheet through the sale of U.S. government securities, it also indicated that this program would end in September 2019.

In this interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is in line with industry averages. As always, we have retained our longstanding focus on quality and liquidity.

June 17, 2019

1  Annualized, effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, Class B yields would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s short-term, corporate and asset-backed securities holdings involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from December 1, 2018 to May 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2019
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$4.21	$5.11	$2.81
Ending value (after expenses)	$1,009.20	$1,008.00	$1,010.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2019
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$4.23	$5.14	$2.82
Ending value (after expenses)	$1,020.74	$1,019.85	$1,022.14

† Expenses are equal to the fund’s annualized expense ratio of .84% for Class A, 1.02% for Class B and .56% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2019 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 3.0%
Antalis	2.61	8/2/19	118,330,000	[a,b]	117,808,296
LMA USA	2.49	6/13/19	51,400,000	[a,b]	51,358,023
Regency Markets No. 1	2.54	6/6/19	75,000,000	[a,b]	74,973,958
Total Asset-Backed Commercial Paper (cost $244,140,277)			244,140,277
Commercial Paper - 29.2%
Atlantic Asset Securitization	2.60	6/21/19	80,000,000	[a,b]	79,886,222
Atlantic Asset Securitization	2.57	6/6/19	45,000,000	[a,b]	44,984,188
BASF	2.54	6/24/19	100,000,000	[a,b]	99,840,278
Bedford Row Funding , 3 Month LIBOR +.7%	2.59	8/8/19	25,000,000	[a,c]	25,000,000
Collateralized Commercial Paper , 3 Month LIBOR +.20%	2.81	6/17/19	125,000,000	[c]	125,000,000
Collateralized Commercial Paper II , 3 Month LIBOR +.06%	2.64	7/29/19	75,000,000	[a,c]	75,000,000
Commonwealth Bank of Australia , 3 Month LIBOR +.10%	2.70	7/4/19	43,000,000	[a,c]	42,998,138
Credit Suisse AG/NY	2.70	9/3/19	150,000,000	[b]	148,966,000
HSBC Bank , 1 Month LIBOR +.13%	2.56	6/27/19	92,000,000	[a,c]	92,000,000
JP Morgan Securities , 3 Month LIBOR +.15%	2.74	7/1/19	104,000,000	[a,c]	104,000,000
JP Morgan Securities , 3 Month LIBOR +.15%	2.74	7/1/19	45,000,000	[a,c]	45,000,000
Lloyds Bank , 3 Month LIBOR +.2%	2.54	8/29/19	50,000,000	[c]	50,000,000
Lloyds Bank , 3 Month LIBOR +.12%	2.71	7/9/19	98,500,000	[c]	98,500,000
Lloyds Bank , 3 Month LIBOR +.15%	2.75	7/2/19	250,000,000	[c]	250,000,000
Mitsubishi Ufj Trust And Banking NY	2.48	7/30/19	200,000,000	[a,b]	199,200,223
Royal Bank of Canada , 3 Month LIBOR +.09%	2.67	7/24/19	216,000,000	[a,c]	216,000,000
Sumitomo Mitsui Trust Bank	2.61	6/6/19	70,000,000	[a,b]	69,975,014
Sumitomo Mitsui Trust Bank	2.62	6/20/19	14,100,000	[a,b]	14,080,801
Swedbank	2.69	11/5/19	21,000,000	[b]	20,760,052
Swedbank	2.69	11/4/19	68,000,000	[b]	67,227,973
Toronto-Dominion Bank , 3 Month LIBOR +.10%	2.70	6/11/19	240,000,000	[a,c]	240,000,000
Toronto-Dominion Bank , 3 Month LIBOR +.22%	2.79	8/6/19	100,000,000	[a,c]	100,000,000
United Overseas Bank	2.51	7/24/19	100,000,000	[a,b]	99,636,361
United Overseas Bank	2.51	7/22/19	100,000,000	[a,b]	99,650,083
Total Commercial Paper (cost $2,407,705,333)			2,407,705,333

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 33.0%
Banco Santander SA/NY	2.51	8/27/19	200,000,000	[a]	200,000,000
Bank of Montreal , 3 Month LIBOR +.06%	2.64	8/5/19	94,000,000	[c]	94,000,000
Bank of Nova Scotia , 3 Month LIBOR +.03%	2.60	8/7/19	148,000,000	[c]	148,000,000
Bank of Nova Scotia , 3 Month LIBOR +.14%	2.75	6/6/19	175,000,000	[c]	175,000,000
Canadian Imperial Bank of Commerce , 1 Month LIBOR +.18%	2.63	6/14/19	30,000,000	[c]	30,000,000
Credit Suisse AG/NY SOFR+24%	2.64	6/1/19	225,000,000	[c]	225,000,000
DNB Bank/NY , 3 Month LIBOR +.07%	2.67	6/28/19	150,000,000	[a,c]	150,000,000
Mizuho Bank	2.55	9/13/19	96,000,000	[a]	96,000,000
MUFG Bank NY , 1 Month LIBOR +.17%	2.80	6/10/19	139,000,000	[c]	139,000,000
Norinchukin Bank/NY	2.49	8/21/19	150,000,000		150,000,000
Oversea-Chinese Bank/NY	2.58	10/2/19	195,000,000	[a]	195,000,000
Skandinaviska Enskilda Banken NY , 1 Month LIBOR +.11%	2.54	6/26/19	100,000,000	[a,c]	100,000,000
Sumitomo Mitsui Banking Corp/NY	2.47	7/22/19	200,000,000	[a]	200,000,000
Sumitomo Mitsui Banking Corp/NY , 1 Month LIBOR +.10%	2.54	6/17/19	50,000,000	[a,c]	50,000,000
Sumitomo Mitsui Banking Corp/NY	2.59	6/21/19	60,000,000	[a]	60,000,000
Sumitomo Mitsui Banking Corp/NY , 1 Month LIBOR +.17%	2.64	6/5/19	50,000,000	[a,c]	50,000,000
Sumitomo Mitsui Trust Bank	2.47	7/22/19	250,000,000	[a]	250,000,000
Wells Fargo Bank , 3 Month LIBOR +.06%	2.58	8/22/19	60,000,000	[c]	60,000,000
Wells Fargo Bank , 3 Month LIBOR +.18%	2.70	6/24/19	255,000,000	[c]	255,000,000
Wells Fargo Bank , 1 Month LIBOR +.37%	2.80	6/28/19	100,000,000	[c]	100,000,000
Total Negotiable Bank Certificates of Deposit (cost $2,727,000,000)			2,727,000,000
Time Deposits - 12.9%
Australia & New Zealand Banking Group (Cayman)	2.38	6/3/19	400,000,000		400,000,000
Credit Industriel Et Commercial (Cayman)	2.32	6/3/19	367,000,000		367,000,000
Natixis New York (Cayman)	2.35	6/3/19	300,000,000		300,000,000
Total Time Deposits (cost $1,067,000,000)			1,067,000,000
Repurchase Agreements - 21.8%
Bank of Nova Scotia/NY,Tri-Party Agreement thru BNY Mellon, dated 5/31/19, due at maturity date in the amount of $100,020,667 (fully collateralized by $99,078,740 U.S. Treasuries (including strips), 0%-7.25%, due 6/6/19-11/15/48, value $102,000,000)	2.48	6/3/19	100,000,000		100,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 21.8% (continued)
Credit Agricole CIB,Tri-Party Agreement thru BNY Mellon, dated 5/31/19, due at maturity date in the amount of $100,020,667 (fully collateralized by $98,127,678 U.S. Treasuries (including strips), 0%-8.13%, due 6/13/19-5/15/48, value $102,000,001)	2.48	6/3/19	100,000,000	100,000,000
Daiwa Capital Markets America,Tri-Party Agreement thru BNY Mellon, dated 5/31/19, due at maturity date in the amount of $500,103,750 (fully collateralized by $84,879,319 Agency Collateralized Mortgage Obligation, Interest Only, due 8/25/19-4/20/49, value $10,637,852, $86,847,498 Agency Debentures and Agency Strips, Interest Only, due 6/3/19-2/1/43, value $45,946,345, $137,462,731 Agency Mortgage-Backed Securities, Interest Only, due 7/1/19-5/20/49, value $119,661,362 and $332,048,362 U.S. Treasuries (including strips), 0%-3.50%, due 6/15/19-5/15/49, value $334,345,432)	2.49	6/3/19	500,000,000	500,000,000
Fixed Income Clearing Corp.,Tri-Party Agreement thru State Street, dated 5/31/19, due at maturity date in the amount of $1,100,227,334 (fully collateralized by $1,089,005,000 U.S. Treasuries (including strips), 0.13%-2.88%, due 9/30/23-4/30/26, value $1,122,001,407)	2.48	6/3/19	1,100,000,000	1,100,000,000
Total Repurchase Agreements (cost $1,800,000,000)			1,800,000,000
Total Investments (cost $8,245,845,610)			99.9%	8,245,845,610
Cash and Receivables (Net)			.1%	9,414,862
Net Assets			100.0%	8,255,260,472

LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities amounted to $3,242,391,585 or 39.28% of net assets.
b Security is a discount security. Income is recognized through the accretion of discount.
c Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Banks	78.1
Repurchase Agreements	21.8
99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $1,800,000,000) —Note 1(b)	8,245,845,610	8,245,845,610
Cash		2,284,833
Interest receivable		11,476,870
Receivable for shares of Common Stock subscribed		202,707
Prepaid expenses		2,013,343
		8,261,823,363
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		6,165,724
Payable for shares of Common Stock redeemed		198,987
Directors fees and expenses payable		34,304
Accrued expenses		163,876
		6,562,891
Net Assets ($)		8,255,260,472
Composition of Net Assets ($):
Paid-in capital		8,255,148,400
Total distributable earnings (loss)		112,072
Net Assets ($)		8,255,260,472

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	77,419,575	6,541,741,078	1,636,099,819
Shares Outstanding	77,417,792	6,541,630,767	1,636,099,841
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	111,770,957
Expenses:
Management fee—Note 2(a)	21,294,807
Shareholder servicing costs—Note 1 and Note 2(c)	10,157,879
Distribution, service and prospectus fees—Note 2(b)	6,905,679
Registration fees	1,578,498
Directors’ fees and expenses—Note 2(d)	257,482
Prospectus and shareholders’ reports	186,936
Custodian fees—Note 2(c)	54,489
Professional fees	36,716
Miscellaneous	44,467
Total Expenses	40,516,953
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(1,144,214)
Less—reduction in fees due to earnings credits—Note 2(c)	(9,619)
Net Expenses	39,363,120
Investment Income—Net	72,407,837
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	650
Net Increase in Net Assets Resulting from Operations	72,408,487

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018[a]
Operations ($):
Investment income—net	72,407,837	85,031,744
Net realized gain (loss) on investments	650	111,364
Net Increase (Decrease) in Net Assets Resulting from Operations	72,408,487	85,143,108
Distributions ($):
Distributions to shareholders:
Class A	(774,715)	(14,115,639)
Class B	(53,735,598)	(65,196,684)
Dreyfus Class	(17,897,466)	(5,728,532)
Total Distributions	(72,407,779)	(85,040,855)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	88,748,528	2,517,766,818
Class B	3,115,226,004	5,758,895,663
Dreyfus Class	1,101,391,198	2,054,755,685
Distributions reinvested:
Class A	770,172	14,107,378
Class B	52,851,008	64,223,170
Dreyfus Class	17,897,466	5,727,888
Cost of shares redeemed:
Class A	(100,252,251)	(3,682,058,303)
Class B	(3,094,395,332)	(6,557,066,895)
Dreyfus Class	(1,161,524,476)	(382,995,974)
Increase (Decrease) in Net Assets from Capital Stock Transactions	20,712,317	(206,644,570)
Total Increase (Decrease) in Net Assets	20,713,025	(206,542,317)
Net Assets ($):
Beginning of Period	8,234,547,447	8,441,089,764
End of Period	8,255,260,472	8,234,547,447

[a]During the period ended November 30, 2018, 102,110 Class B shares representing $102,113 were exchanged for 102,113 Dreyfus Class shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	May 31, 2019	Year Ended November 30,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.012	.004	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.009)	(.012)	(.004)	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.92[b]	1.25	.39	.01	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[c]	.78	.79	.74	.74	.73
Ratio of net expenses to average net assets	.84[c]	.78	.78	.54	.22	.17
Ratio of net investment income to average net assets	1.83[c]	1.19	.39	.01	.01	.01
Net Assets, end of period ($ x 1,000)	77,420	88,153	1,238,371	1,141,649	2,122,633	1,921,780

a Amount represents less than $.001 per share.
b Not Annualized.
c Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class B Shares	May 31, 2019	Year Ended November 30,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.010	.002	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.008)	(.010)	(.002)	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.80[b]	1.00	.18	.01	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[c]	1.07	1.07	1.04	1.03	1.03
Ratio of net expenses to average net assets	1.02[c]	1.02	.99	.55	.22	.17
Ratio of net investment income to average net assets	1.60[c]	.98	.17	.01	.01	.01
Net Assets, end of period ($ x 1,000)	6,541,741	6,468,059	7,201,871	8,190,050	12,781,019	13,041,843

a Amount represents less than $.001 per share.
b Not Annualized.

c Annualized.
See notes to financial statements.

	Six Months Ended
Dreyfus Class Shares	May 31, 2019	Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.014	.005	.000[b]	-
Distributions:
Dividends from investment income—net	(.010)	(.014)	(.005)	(.000)[b]	-
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.03[c]	1.44	.49	.03	.00[d,e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56[d]	.64	.62	.71	.54[d]
Ratio of net expenses to average net assets	.56[d]	.64	.62	.62	.22[d]
Ratio of net investment income to average net assets	2.06[d]	1.80	.71	.03	-
Net Assets, end of period ($ x 1,000)	1,636,100	1,678,336	848	61	40

a From September 1, 2015 (commencement of initial offering) to November 30, 2015.
b Amount represents less than $.001 per share.
c Not Annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 42.5 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (7 billion shares authorized), Class B (28.5 billion shares authorized) and Dreyfus Class (7 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to Shareholder Services Plans. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2019, sub-accounting service fees amounted to $1,674,448 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	8,245,845,610
Level 3 - Significant Unobservable Inputs	-
Total	8,245,845,610
† See Statement of Investments for additional detailed categorizations.

At May 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2019, there was no reduction in expenses pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing its shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of its average daily net assets. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2019, Class A shares were charged $86,082 pursuant to the Service Plan.

Effective May 31, 2019, the Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act with respect to Class A shares of the fund was terminated and the fund (adopted a non-Rule 12b-1 Shareholder Services Plan (the “Compensation Shareholder Services Plan’) with respect to its Class A shares, pursuant to which the fund will pay the Distributor 0.20% for the provision of certain services to the holders of Class A shares.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2019, Class B shares were charged $6,819,597 pursuant to the Distribution Plan.

(c) Under the Reimbursement Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Reimbursement Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2019, Class A and Dreyfus Class shares were charged $12,054 and $66,000, respectively, pursuant to the Reimbursement Shareholder Services Plan.

Effective May 31, 2019, the fund amended its existing Reimbursement Shareholder Services Plan with respect to its Class A shares, pursuant to which the fund will reimburse the Distributor an amount not to exceed

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

0.05% for certain allocated expenses of providing certain services to the holders of Class A shares.

Under the Compensation Shareholder Services Plan with respect to Class B (the “Class B Compensation Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Adviser had also undertaken from December 1, 2018 through May 31, 2019 to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.02% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2019, Class B shares were charged $8,372,523 pursuant to the Class B Compensation Shareholder Services Plan, of which $1,144,214 was reimbursed by the Adviser.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2019, the fund was charged $21,992 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2019, the fund was charged $54,489 pursuant to the custody agreement. These fees were partially offset by earnings credits of $9,618.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2019, the fund was charged $1,143 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended May 31, 2019, the fund was charged $5,044 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $3,510,984, Distribution Plan fees $1,127,696, Shareholder Services Plan fees $1,671,921, custodian fees $44,140, Chief Compliance Officer fees $4,090 and transfer agency fees $4,814, which are offset against an expense reimbursement currently in effect in the amount of $197,921.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES

NOTES

For More Information

General Money Market Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols: Class A: GMMXX Class B: GMBXX Dreyfus Class: GMGXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0196SA0519

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      July 26, 2019

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      July 26, 2019

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)